GOVERNMENT GRANT (Details Narrative)	Dec. 01, 2021 USD ($)	Dec. 01, 2021 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 01, 2021 CNY (¥)
Government Assistance [Abstract]
Government contribution	$ 1,194,400	¥ 8,000,000
Government grant				$ 923,238
Government Assistance, Transaction Duration	10 years	10 years
Government Assistance, Award Amount	$ 1,194,400					¥ 8,000,000
Government Assistance, Liability, Current			$ 934,066	$ 923,238	$ 950,371